--------------------------------------------
LIBERTY SMALL CAP VALUE FUND   ANNUAL REPORT
--------------------------------------------
JUNE 30, 2000

                               [GRAPHIC OMITTED]

                                                ------------------------------
                                                  Not FDIC   May Lose Value
                                                  Insured    No Bank Guarantee
                                                ------------------------------

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

You may have noticed that your Fund has a new name. Beginning July 14, the names of our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

The Fund's fiscal year proved to be one of tremendous fluctuation as investor sentiment seemed to shift from continued optimism to one of concern in just a matter of months. As 1999 came to a close, stocks reached record levels. The biggest beneficiaries of positive investor sentiment were technology stocks, which tend to have a growth orientation. As the new year began, small company stocks gained even more steam, especially in the growth area of the market. But things quickly changed in March, and the major run-up in the technology sector came crashing down.

That change seemed to move more investors toward the value segment of the market. This helped bolster the performance of Liberty Small Cap Value Fund, which emphasizes stocks that are considered to be priced at attractive levels. The turnaround seemed to be triggered in part by continued interest rate increases instituted by the Federal Reserve Board (the Fed). Investors appeared to be less interested in stocks of companies that had only the expectation of strong earnings, preferring instead companies that were generating current earnings.

The following report provides a discussion of your Fund and the economic and market factors that have had an impact on its performance. Thank you for including Liberty Small Cap Value Fund as part of your portfolio and allowing us to help you meet your investment goals.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    August 10, 2000

------------------------------
Not FDIC May Lose Value
Insured  No Bank Guarantee
------------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

-------------------------------------------------------------------------------
HIGHLIGHTS
-------------------------------------------------------------------------------

>   VALUE STOCKS FINALLY CATCH A BREAK , BUT A LITTLE LATE

    For the first eight months of the Fund's fiscal year, the story remained similar to what it has been in recent years. Investors flocked to growth stocks, especially those in the technology sector. In the case of smaller company stocks, many of the top-performing stocks were of companies that had yet to deliver profits. But as concern grew over the direction of the U.S. economy, things changed. In March of this year, investors suddenly deserted many of the previously successful technology names, and began to favor value stocks. Still, this was not enough to overcome the performance difficulties experienced by value stocks for the eight-month period.

>   THE FEDERAL RESERVE STAYS ACTIVE, KEEPING THE MARKETS OFF BALANCE

    The Fed continued to be very aggressive in its efforts to temper the heated growth of the U.S. economy. Concerns about higher inflation, spurred on by a dramatic hike in oil prices, created more concern in the market. As a result, there was tremendous volatility, particularly in the small-cap sector.

>   POSITIVE FUNDAMENTALS COULD HELP SMALL STOCKS

    In relation to large-cap stocks, we believe smaller-stocks still offer excellent value in today's market. This could help spur a rebound in the months ahead. However, if economic growth remains strong, that is likely to be a greater benefit for stocks of larger companies.

             LIBERTY SMALL CAP VALUE FUND CLASS A SHARE PERFORMANCE
                 VS. S&P 600 SMALL CAP INDEX 6/30/99 - 6/30/00

          Liberty Small Cap Value Fund                       7.25%
          S&P 600 Small Cap Index                           14.39%


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distribution.

The S&P 600 Small Cap Index tracks the performance of 600 small-capitalization stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

NET ASSET VALUE PER SHARE
AS OF 6/30/00

                  -------------------------------------
                  Class A                        $32.56
                  -------------------------------------
                  Class B                        $30.64
                  -------------------------------------
                  Class C                        $31.50
                  -------------------------------------
                  Class Z                        $33.01
                  -------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
-------------------------------------------------------------------------------

SECTOR BREAKDOWN
AS OF 6/30/00

                  CONSUMER STAPLES                     24.93%
                  ENERGY                               14,53%
                  HEALTH CARE                          12.22%
                  FINANCIALS                           12.22%
                  CONSUMER CYCLICAL                     9.32%
                  CAPITAL GOODS                         8.87%
                  TECHNOLOGY                            7.73%
                  COMMUNICATION SERVICES                3.65%
                  UTILITIES                             3.07%
                  BASIC MATERIALS                       2.50%
                  TRANSPORTATION                        0.96%
                  OTHER                                 0.03%

Industrial sectors in the following financial statements are based upon standard industrial classification (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these sectors in the future.

TOP 10 HOLDINGS AS OF 6/30/00
(AS A PERCENTAGE OF NET ASSETS)

                  CMP Group                        1.49%
                  -------------------------------------
                  Pride Petroleum                  1.30%
                  -------------------------------------
                  Radian Group                     1.12%
                  -------------------------------------
                  Canandaigua Brands               1.01%
                  -------------------------------------
                  International Rectifier          0.98%
                  -------------------------------------
                  Valassia Communications          0.96%
                  -------------------------------------
                  Patterson Energy                 0.96%
                  -------------------------------------
                  Vintage Petroleum                0.96%
                  -------------------------------------
                  CEC Entertainment                0.93%
                  -------------------------------------
                  Quest Diagnostics                0.92%
                  -------------------------------------

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities in the future.

KEEPING A FOCUS ON VALUE

For the 12-month period ended June 30, 2000, the Fund's Class A shares had a total return of 7.18%, not including the sales charge. This was better than the Morningstar (TM) Small Cap Value Category return of 3.29%. However, the Fund's value orientation caused it to lag the S&P 600 Small Cap Index, which generated a total return of +14.39% for the 12 months.

For most of the year, value stocks were once again out of favor. Dollars were flowing into the fast-paced technology sector. The success of stocks in this select group gained value on the basis of investor momentum. However, in many cases, especially with smaller technology stocks, these companies had yet to develop a pattern of consistent profitability. That didn't prevent investors from pouring in more money, with the expectation that these firms would enjoy a prosperous future.

A SEISMIC SHIFT OCCURS

Throughout the year, the Federal Reserve continued to boost short-term interest rates. This strategy was designed to slow the rapid rate of growth in the U.S. economy, which could threaten the long-standing era of low inflation rates. By March, questions about the risk of inflation began to send a scare through the markets. What's more, some prominent technology stocks failed to meet earnings expectations. As a result, many growth stocks, most notably those in the technology sector, lost a significant amount of value.

It was then that investors began to discover the benefits of value stocks, many of which were generating solid earnings, but had little to show in terms of stock performance in recent times. This change of heart helped value stocks recover a bit of ground late in the fiscal year, but it was hardly enough to balance the events of earlier months.

(c)2000 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for non-commercial personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

A DIVERSIFIED APPROACH PAID OFF

While there was not much opportunity to beat the market by focusing on value stocks, we did manage to generate a respectable return, given the circumstances. This is due in large part to our diversified approach to value investing. For instance, we do own some technology stocks in the portfolio, even though they are usually characterized as growth investments. We also benefited from strength in the energy and oil services areas.

By contrast, stocks of many financial services companies struggled during the period, and stocks of consumer companies that tend to perform better in the early stages of the economic cycle fell behind as well.

WE BELIEVE VALUE IS STILL ATTRACTIVE, BUT IS THE MARKET BUYING IT?

Even with a modest rebound late in the fiscal year, value stocks still seem very attractively priced in the market. Many of the stocks we emphasize in the portfolio continue to boast of solid fundamentals, such as strong earnings and cash flow, along with excellent balance sheets. What's more, merger activity continues to be on the rise, which could benefit stock prices.

While we believe that the fundamental factors underlying these stocks remain strong, the question is whether the market is ready to make a long-term strategic shift toward value. At what appears to be the late stages of the economic cycle, investors typically become more attracted to high-quality, large-cap names. These stocks usually offer greater stability if economic times should become more difficult. While it's difficult to say which direction the market will favor in the months to come, this Fund will maintain its consistent focus favoring value-oriented small-cap stocks, which we believe offer the potential for solid, long-term returns for our shareholders.

Investing in smaller company stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Effective August 1, 2000, Daniel Cantor and Jeffrey Kinzel became managers of the Fund, replacing James P. Haynie and Michael Rega. Mr. Cantor and Mr. Kinzel are senior vice presidents of Colonial Management Associates, Inc., the Advisor.

HELD
-------------------------------------------------------------------------------

Energy Services                   6.5%

Higher oil prices have encouraged increased drilling activity to try to fulfill rising demand. Three stocks in particular in the Fund, Pride International (1.3% of net assets), Falcon Drilling (0.2% of net assets) and Veritas (0.8% of net assets) seem to be well-positioned to benefit from the boom in oil discovery and drilling.

HELD
-------------------------------------------------------------------------------

CANANDAIGUA BRANDS

(1.0% of net assets.) Beer has been a solid growth business in recent years, and the fastest growing beer brand in America is Mexico's Corona, distributed by CDB. While some other brewing stocks have performed very well, CDB's stock price has lagged, despite the solid growth in popularity of Corona and the company's other wine and spirits business.

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION
-------------------------------------------------------------------------------


PERFORMANCE OF A $10,000
INVESTMENT IN ALL SHARE CLASSES
FROM 6/30/90 -- 6/30/00

                                  WITHOUT        WITH
                                   SALES        SALES
                                   CHARGE       CHARGE
                  -------------------------------------
                  Class A          $27,947      $26,340
                  -------------------------------------
                  Class B          $26,425      $26,425
                  -------------------------------------
                  Class C          $27,066      $27,066
                  -------------------------------------
                  Class Z          $28,315          --
                  -------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT IN CLASS A SHARES 6/90 - 6/00

         LSCVF-A Pre-Load    LSCVF-A Post-Load   Russell 2000    S&P 600 Index
--------------------------------------------------------------------------------
6/90           $10,000           $ 9,425           $10,000           $10,000
6/91             8,566             8,073            10,133             9,810
6/92             9,129             8,604            11,606            11,488
6/93            11,742            11,067            14,625            14,760
6/94            12,342            11,633            15,260            15,036
6/95            16,481            15,533            18,329            18,098
6/96            20,652            19,465            22,707            22,807
6/97            24,688            23,268            26,415            27,751
6/98            29,366            27,677            30,777            33,146
6/99            26,062            24,564            31,238            32,384
6/00            27,947            26,340            35,712            37,044

The Russell 2000 Index and the Standard & Poor's 600 Small Cap Index are unmanaged indexes that track the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class               A                 B                C            Z
Inception              7/25/86(1)        11/9/92          1/15/96      1/31/96
------------------------------------------------------------------------------
                    Without   With   Without   With   Without   With   Without
------------------------------------------------------------------------------
                     Sales    Sales   Sales    Sales   Sales    Sales   Sales
------------------------------------------------------------------------------
                     Charge   Charge  Charge   Charge  Charge   Charge  Charge
------------------------------------------------------------------------------
 1 year               7.25%    1.08%   6.46%    1.46%   6.45%    5.45%   7.52%
------------------------------------------------------------------------------
 5 years             11.14     9.83   10.32    10.05   10.43    10.43   11.43
------------------------------------------------------------------------------
 10 years            10.82    10.17   10.21    10.21   10.47    10.47   10.97
------------------------------------------------------------------------------
(1) Investment policies changed November 2, 1992

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Classes B, C and Z share (newer class shares) performance information includes returns of the funds Class A shares (the oldest existing fund class) for periods prior to the inception date of the newer Class shares. These Class A share returns are not restated to reflect any expense differential (e.g., rule 12b-1 fees) between Class A and the newer class shares. Had the expense differential been reflected, the returns for the period prior to the inception of Class B and Class C shares would have been lower, and Class Z share returns would have been higher.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
June 30, 2000
(In thousands)

COMMON STOCKS - 95.3%                                     SHARES          VALUE

--------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.4%
FORESTRY - 0.4%
Rayonier Inc.                                                 53       $  1,912
                                                                       --------

--------------------------------------------------------------------------------
CONSTRUCTION - 1.2%
BUILDING CONSTRUCTION - 0.7%
NVR, Inc. (a)                                                 38          2,138
Toll Brothers, Inc. (a)                                       39            804
                                                                       --------
                                                                          2,942
                                                                       --------
NON-BUILDING CONSTRUCTION - 0.5%
Granite Construction, Inc.                                    78          1,901
                                                                       --------

--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 16.9%
DEPOSITORY INSTITUTIONS - 8.5%
BancWest Corp.                                                52            854
BankAtlantic Bancorp, Inc. Class B                           103            604
BankNorth Group Inc.                                          97          1,492
Bank United Corp., Class A                                    81          2,839
Capitol Federal Financial                                    177          1,958
Cullen/Frost Bankers, Inc.                                    61          1,597
Downey Financial Corp.                                        91          2,650
FirstFed Financial Corp. (a)                                 144          2,040
Greater Bay Bancorp                                           46          2,151
Hudson United Bancorp                                         88          1,971
Independence Community Bank Corp.                            153          2,033
MAF Bancorp, Inc.                                            110          1,992
MarchFirst, Inc. (a)                                          37            670
North Fork Bancorporation, Inc.                               95          1,440
Provident Bankshares Corp.                                   128          1,724
Staten Island Bancorp, Inc.                                   68          1,199
Susquehanna Bancshares, Inc.                                 100          1,425
UMB Financial Corp.                                           63          2,051
Webster Financial Corp.                                      104          2,314
Whitney Holding Corp.                                         72          2,444
                                                                       --------
                                                                         35,448
                                                                       --------
FINANCIAL SERVICES - 1.5%
Argosy Gaming Company (a)                                     98          1,406
Community Bank System, Inc.                                   75          1,653
First Federal Capital Corp.                                  155          1,716
Walter Industries, Inc.                                      114          1,298
                                                                       --------
                                                                          6,073
                                                                       --------
HOLDING COMPANIES - 1.1%
Affiliated Managers Group, Inc. (a)                           44          2,002
Commerce Bancorp, Inc.                                        52          2,401
                                                                       --------
                                                                          4,403
                                                                       --------
INSURANCE CARRIERS - 3.9%
AmerUs Life Holdings, Inc.                                    83          1,702
Arthur J. Gallagher & Co.,                                    55          2,313
Delphi Financial Group, Inc. Class A (a)                      68          2,296
Enhance Financial Services Group, Inc.                       104          1,489
Fidelity National Financial, Inc.                            136          2,482
Premark International Inc.                                    43          2,047
Renaissance Re Holdings LTD                                   42          1,838
State Auto Financial Corp.                                    86          1,021
The Midland Company                                           45          1,112
                                                                       --------
                                                                         16,300
                                                                       --------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.4%
AmeriCredit Corp. (a)                                        106          1,795
                                                                       --------
REAL ESTATE - 1.1%
Radian Group, Inc.                                            90          4,673
                                                                       --------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Pinnacle Holdings, Inc. (a)                                   10            513
                                                                       --------
SECURITY BROLERS & DEALERS - 0.3%
Raymond James Financial, Inc.                                 52          1,177
                                                                       --------

--------------------------------------------------------------------------------
MANUFACTURING - 39.0%
APPAREL - 0.4%
Kellwood Co.                                                  38            796
Phillips-Van Heusen Corp.                                     98            926
                                                                       --------
                                                                          1,722
                                                                       --------
CHEMICALS & ALLIED PRODUCTS - 6.4%
Albemarle Corp.                                               55          1,082
Alpharma, Inc., Class A                                       44          2,739
Aurora Biosciences Corp. (a)                                  13            900
Barr Laboratories, Inc. (a)                                   24          1,076
Church & Dwight Co., Inc.                                     74          1,332
Cleco Corp.                                                   30          1,005
Cytec Industries, Inc. (a)                                   129          3,192
Fuller (H.B.) Co.                                             20            911
IDEC Pharmaceuticals Corp. (a)                                17          1,994
Jones Pharma, Inc.                                            51          2,043
Lubrizol Corp.                                                70          1,466
Protein Design Labs, Inc.                                     11          1,732
Shire Pharmaceuticals Group ADR (a)                           32          1,670
The Geon Co.                                                  53            981
Varian, Inc. (a)                                              17            770
Vertex Pharmaceuticals, Inc. (a)                              13          1,317
Vical, Inc. (a)                                               44            843
W.R. Grace & Co. (a)                                         133          1,611
                                                                       --------
                                                                         26,664
                                                                       --------
COMMUNICATIONS EQUIPMENT - 0.6%
Harman International Industries, Inc.                         43          2,623
                                                                       --------
ELECTRONIC & ELECTRICAL EQUIPMENT - 2.4%
Actel Corp.                                                   51          2,304
Advanced Digital Information Corp.                            22            344
Cree, Inc. (a)                                                 6            841
Cypress Semiconductor Corp.                                   30          1,284
Glenayre Technologies, Inc.                                  127          1,341
Integrated Device Technology, Inc.                            47          2,802
KEMET Corp.                                                   20            511
Lattice Semiconductor Corp.                                    6            435
Mattson Technology, Inc.                                      16            523
                                                                       --------
                                                                         10,385
                                                                       --------
ELECTRONIC COMPONENTS - 5.1%
Audiovox Corp. Class A (a)                                    32       $    706
Burr-Brown Corp. (a)                                          13          1,092
CACI International, Inc., Class A (a)                         64          1,248
Cymer, Inc. (a)                                               34          1,638
Elantec Semiconductor, Inc. (a)                               14            989
General Semiconductor, Inc. (a)                               90          1,322
International Rectifier Corp. (a)                             73          4,088
MRV Communications, Inc. (a)                                  21          1,385
Park Electrochemical Corp.                                    78          2,809
Plexus Corp. (a)                                              22          2,430
SemTech Corp. (a)                                             26          1,973
TelCom Semiconductor, Inc. (a)                                19            779
TriQuint Semiconductor, Inc. (a)                              10            947
                                                                       --------
                                                                         21,406
                                                                       --------
FABRICATED METAL - 2.3%
Alliant Techsystems Inc. (a)                                  20          1,376
Baldor Electric Co.                                           43            806
Barnes Group, Inc.                                           100          1,631
Harsco Corp.                                                  42          1,063
Nortek, Inc. (a)                                              64          1,260
Oceaneering International, Inc. (a)                           44            836
Sturm, Ruger & Company, Inc.                                 181          1,609
Tower Automotive, Inc. (a)                                    76            951
                                                                       --------
                                                                          9,532
                                                                       --------
FOOD & KINDRED PRODUCTS - 3.4%
Agribrands International, Inc. (a)                            31          1,287
Canandaigua Brands, Inc., Class A (a)                         83          4,191
Corn Products International, Inc.                             45          1,200
Hain Celestial Group, Inc. (a)                                59          2,165
International Home Foods, Inc. (a)                           115          2,410
Michael Foods, Inc.                                           60          1,463
The Topps Co., Inc. (a)                                      133          1,531
                                                                       --------
                                                                         14,247
                                                                       --------
FURNITURE & FIXTURES - 0.7%
Ethan Allen Interiors, Inc.                                   56          1,354
Furniture Brands International, Inc. (a)                      92          1,385
Haverty Furniture Companies, Inc.                             10             85
                                                                       --------
                                                                          2,824
                                                                       --------
MACHINERY & COMPUTER EQUIPMENT - 5.7%
Bell & Howell Co.                                             39            934
Emulex Corp. (a)                                               6            420
Gehl Co. (a)                                                  91          1,291
Helix Technology Corp.                                         7            265
In Focus Systems, Inc. (a)                                    70          2,260
Kennametal, Inc.                                              44            939
Lam Research Corp. (a)                                        35          1,328
Manitowoc, Inc.                                               66          1,768
Milacron, Inc.                                                86          1,253
NACCO Industries, Inc.                                        31          1,096
Pentair, Inc.                                                 40          1,434
Photon Dynamics, Inc. (a)                                      9            642
SPS Technologies, Inc. (a)                                    26          1,080
Silicon Valley Group, Inc. (a)                                95       $  2,461
StorageNetworks, Inc. (a)                                     12          1,056
Terex Corp. (a)                                               85          1,199
Timken Co.                                                    97          1,808
Toro Co.                                                      45          1,472
Zebra Technologies Corp., Class A (a)                         24          1,068
                                                                       --------
                                                                         23,774
                                                                       --------
MEASURING & ANALYZING INSTRUMENTS - 2.5%
ADAC Laboratories                                             99          2,386
Esterline Technologies Corp. (a)                              88          1,305
Fossil, Inc. (a)                                              70          1,359
Imation Corp. (a)                                             56          1,633
PE Corp-Celera Genomics Group (a)                             26          2,468
Tektronix, Inc.                                               20          1,458
                                                                       --------
                                                                         10,609
                                                                       --------
MISCELLANEOUS MANUFACTURING - 0.8%
Luxottica Group SPA ADR                                       50            612
MKS Instruments, Inc. (a)                                     34          1,330
Russ Berrie & Co., Inc.                                       62          1,186
                                                                       --------
                                                                          3,128
                                                                       --------
PAPER PRODUCTS - 1.0%
Boise Cascade Corp.                                           48          1,242
Glatfelter (P.H.) Co.                                        111          1,127
Longview Fibre Co.                                           153          1,687
                                                                       --------
                                                                          4,056
                                                                       --------
PETROLEUM REFINING - 0.6%
Pennzoil Co.                                                  92          1,107
Tesoro Petroleum Corp. (a)                                   142          1,433
                                                                       --------
                                                                          2,540
                                                                       --------
PRIMARY METAL - 2.9%
Bethlehem Steel Corp. (a)                                    174            619
CommScope, Inc. (a)                                           47          1,915
Mueller Industries, Inc. (a)                                  85          2,383
Precision Castparts Corp.                                     23          1,018
Quanex Corp.                                                  73          1,081
Ryerson Tull, Inc.                                            94            971
Texas Industries, Inc.                                        61          1,747
Worthington Industries, Inc.                                 205          2,155
                                                                       --------
                                                                         11,889
                                                                       --------
PRINTING & PUBLISHING - 1.4%
Knight-Ridder, Inc.                                           30          1,612
Valassis Communications, Inc. (a)                            105          4,013
                                                                       --------
                                                                          5,625
                                                                       --------
RUBBER & PLASTIC - 1.3%
Carlisle Cos., Inc.                                           41          1,859
Hanna (M.A.) Co.                                             170          1,528
Tupperware Corp.                                              87          1,910
                                                                       --------
                                                                          5,297
                                                                       --------
STONE, CLAY, GLASS & CONCRETE - 0.2%
Centex Construction Products, Inc.                            42            951
                                                                       --------
TEXTILE MILL PRODUCTS - 0.2%
Springs Industries, Inc.                                      22            711
                                                                       --------

--------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT - 1.1%
Arvin Industries, Inc.                                        48       $    841
Oshkosh Truck Corp.                                           33          1,174
Superior Industries International, Inc.                       72          1,857
Winnebago Industries, Inc.                                    41            534
                                                                       --------
                                                                          4,406
                                                                       --------

--------------------------------------------------------------------------------
MINING & ENERGY - 6.5%
OIL & GAS EXTRACTION - 1.9%
Falcon Drilling Co., Inc. (a)                                 44          1,030
HS Resources, Inc. (a)                                       100          3,003
Vintage Petroleum, Inc.                                      177          3,989
                                                                       --------
                                                                          8,022
                                                                       --------
OIL & GAS FIELD SERVICES - 4.6%
Parker Drilling Co. (a)                                      356          2,204
Patterson Energy, Inc. (a)                                   140          3,990
Pride International, Inc. (a)                                219          5,425
Rochester Gas & Electric Corp.                               103          2,292
Southwestern Energy Co.                                      140            875
Vectren Corp.                                                 54            932
Veritas DGC, Inc. (a)                                        132          3,429
                                                                       --------
                                                                         19,147
                                                                       --------

--------------------------------------------------------------------------------
RETAIL TRADE - 3.0%
APPAREL & ACCESSORY STORES - 0.5%
Ross Stores, Inc.                                             75          1,287
The Timberland Co., Class A (a)                               12            850
                                                                       --------
                                                                          2,137
                                                                       --------
FOOD STORES - 0.3%
Sonic Corp. (a)                                               42          1,234
                                                                       --------
GENERAL MERCHANDISE STORES - 0.4%
Dollar Thrifty Automotive Group, Inc. (a)                     41            758
WPS Resources Corp.                                           34          1,025
                                                                       --------
                                                                          1,783
                                                                       --------
MISCELLANEOUS RETAIL - 0.5%
Musicland Stores Corp.                                        92            686
Zale Corp.                                                    36          1,318
                                                                       --------
                                                                          2,004
                                                                       --------
RESTAURANTS - 1.3%
CEC Entertainment, Inc.                                      151          3,866
Jack in the Box, Inc.                                         65          1,596
                                                                       --------
                                                                          5,462
                                                                       --------

--------------------------------------------------------------------------------
SERVICES - 12.2%
AMUSEMENT & RECREATION - 0.4%
Anchor Gaming (a)                                             39          1,860
                                                                       --------
AUTO REPAIR, RENTAL & PARKING - 0.4%
XTRA Corp.                                                    40          1,578
                                                                       --------
BUSINESS SERVICES - 2.0%
Advo, Inc.                                                    59          2,482
Interim Services Inc. (a)                                    103          1,833
Kronos, Inc. (a)                                              31            814
Mercury Interactive Corp. (a)                                 12          1,122
National Computer Systems, Inc.                               40          1,980
                                                                       --------
                                                                          8,231
                                                                       --------
COMPUTER RELATED SERVICES - 2.4%
Hall, Kinion & Associates, Inc. (a)                           60          1,985
Health Management Systems, Inc. (a)                          175            547
MICROS Systems, Inc. (a)                                      29            536
RSA Security, Inc. (a)                                        13            873
Rent-a-Center, Inc. (a)                                       73          1,649
Sensormatic Electronics Corp.                                 36            574
Serena Software, Inc. (a)                                     30          1,349
Sybase, Inc. (a)                                             108          2,473
                                                                       --------
                                                                          9,986
                                                                       --------
COMPUTER SOFTWARE - 1.6%
Barra, Inc. (a)                                               26          1,284
ESS Technology, Inc. (a)                                      36            519
Inprise Corp. (a)                                             94            576
Natural MicroSystems Corp. (a)                                10          1,068
Progress Software Corp. (a)                                   72          1,288
Remedy Corp. (a)                                              13            719
USA Networks, Inc. (a)                                        57          1,238
                                                                       --------
                                                                          6,692
                                                                       --------
ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 1.4%
Jacobs Engineering Group, Inc. (a)                            57          1,850
Quest Diagnostic, Inc. (a)                                    53          3,814
                                                                       --------
                                                                          5,664
                                                                       --------
HEALTH SERVICES - 3.4%
Coventry Health Care, Inc. (a)                               108          1,437
Curative Health Services, Inc. (a)                           152            914
Dendrite International, Inc. (a)                              67          2,217
First Health Group Corp. (a)                                  36          1,171
Hooper Holmes, Inc.                                           98            786
IDEXX Laboratories, Inc. (a)                                  54          1,235
NeoPharm, Inc. (a)                                            40            784
RehabCare Group, Inc. (a)                                    140          3,804
Universal Health Services, Inc., Class B (a)                  29          1,888
                                                                       --------
                                                                         14,236
                                                                       --------
HOTELS, CAMPS & LODGING - 0.4%
Isle of Capri Casinos, Inc. (a)                              118          1,603
                                                                       --------
OTHER SERVICES - 0.1%
ECCS, Inc. (a)                                                53            264
                                                                       --------
PERSONAL SERVICES - 0.1%
Salton, Inc. (a)                                              14            505
                                                                       --------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 11.9%
AIR TRANSPORTATION - 0.4%
SkyWest, Inc.                                                 48       $  1,772
                                                                       --------
COMMUNICATIONS - 0.9%
Advanced Fibre Communications, Inc. (a)                       35          1,563
Arch Communications Group, Inc. (a)                          120            780
True North Communications, Inc.                               38          1,668
                                                                       --------
                                                                          4,011
                                                                       --------
ELECTRIC SERVICES - 4.3%
Boston Communications Group, Inc. (a)                         84          1,179
CMP Group, Inc.                                              212          6,211
IDACORP, Inc.                                                 77          2,486
Minnesota Power, Inc.                                         86          1,481
NUI Corp.                                                     48          1,301
Public Service Co. of New Mexico                             126          1,942
Sierra Pacific Resources                                     138          1,731
The United Illuminating Co.                                   33          1,435
                                                                       --------
                                                                         17,766
                                                                       --------
GAS SERVICES - 2.4%
Energen Corp.                                                118          2,572
Northwest Natural Gas Co.                                    112          2,506
ONEOK, Inc.                                                   89          2,316
UGI Corp.                                                    128          2,616
                                                                       --------
                                                                         10,010
                                                                       --------
MOTOR FREIGHT & WAREHOUSING - 0.9%
Arkansas Best Corp. (a)                                      136          1,351
CNF Transportation, Inc.                                      24            546
USFreightways Corp.                                           69          1,683
                                                                       --------
                                                                          3,580
                                                                       --------
TELECOMMUNICATION - 2.0%
Alpha Industries, Inc. (a)                                    26          1,163
Exar Corp. (a)                                                 7            645
Lightbridge, Inc. (a)                                         52          1,230
Metrocall, Inc. (a)                                           76            682
Odetics, Inc. (a)                                             54            779
Powerwave Technologies, Inc. (a)                              29          1,294
Price Communications Corp. (a)                                57          1,331
Tollgrade Communications, Inc. (a)                             8          1,113
                                                                       --------
                                                                          8,237
                                                                       --------
TRANSPORTATION SERVICES - 1.0%
Avis Rent a Car, Inc. (a)                                     93          1,742
Circle International Group, Inc.                              65          1,643
GetThere.com, Inc. (a)                                        71            752
                                                                       --------
                                                                          4,137
                                                                       --------
WHOLESALE TRADE - 4.2%
DURABLE GOODS - 2.2%
Anixter International, Inc. (a)                               81          2,139
Brightpoint, Inc. (a)                                        143          1,237
Handleman Co.                                                 72            900
Owens & Minor, Inc. Holding Co.                              130          2,236
Patterson Dental Co. (a)                                      30          1,541
U.S. Can Corp. (a)                                            71          1,234
                                                                       --------
                                                                          9,287
                                                                       --------
NONDURABLE GOODS - 2.0%
Bindley Western Industries, Inc.                              75          1,978
Richardson Electronics, Ltd.                                  83          1,338
Suiza Foods Corp. (a)                                         39          1,882
United Stationers, Inc. (a)                                   92          2,975
                                                                       --------
                                                                          8,173
                                                                       --------
TOTAL COMMON STOCKS
  (cost of $368,957)                                                    396,907
                                                                       --------

CORPORATE FIXED INCOME
BONDS & NOTES - 0.5%
                                                            PAR
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.5%
FINANCIAL SERVICES - 0.5%
Impac Mortgage Holdings, Inc.
  11.00% 2/15/04 (cost of $2,234)                          $2,427         1,941
                                                                       --------
TOTAL INVESTMENTS
  (cost of $371,191) (b)                                                398,848
                                                                       --------

SHORT-TERM OBLIGATIONS - 1.8%
--------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd., dated
  06/30/00, due 07/03/00 at 6.600%, collateralized
  by U.S. Treasury notes with various maturities to
  2026, market value $7,788 (repurchase proceeds $7,632)    7,628         7,628
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - 2.4%                                    9,931
--------------------------------------------------------------------------------
Net Assets - 100.0%                                                    $416,407
                                                                       ========
(a) Non-income producing.
(b) Cost for federal income tax purposes is $372,080.

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 2000
(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $371,191)                                 $398,848
Short-term obligations                                                  7,628
                                                                     --------
                                                                      406,476
Receivable for:
  Investments sold                                       $4,173
  Fund shares sold                                        7,734
  Dividends                                                 321
  Interest                                                   36
Other                                                         5        12,269
                                                         ------      --------
  Total assets                                                        418,745

LIABILITIES
Payable for:
  Fund shares repurchased                                 1,402
  Investments purchased                                     316
Accrued:
  Management fees                                           259
  Transfer agent fees                                       229
  Bookkeeping fees                                           12
  Deferred Trustees fee                                       6
Other                                                       114
                                                         ------
  Total liabilities                                                     2,338
                                                                     --------
Net Assets                                                           $416,407
                                                                     --------
Net asset value & redemption price per share --
  Class A ($138,969/4,269)                                           $  32.56(a)
                                                                     --------
Maximum offering price per share --
  Class A ($32.56/0.9425)                                            $  34.55(b)
                                                                     --------
Net asset value & offering price per share --
  Class B ($238,607/7,786)                                           $  30.64(a)
                                                                     --------
Net asset value & offering price per share --
  Class C ($27,400/870)                                              $  31.50(a)
                                                                     --------
Net asset value, offering and redemption price
  per share -- Class Z ($11,431/346)                                 $  33.01
                                                                     --------

COMPOSITION OF NET ASSETS
Capital paid in                                                      $373,334
Overdistributed net investment income                                     (26)
Accumulated net realized gain                                          15,442
Net unrealized appreciation                                            27,657
                                                                     --------
                                                                     $416,407
                                                                     ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the Year Ended June 30, 2000
(in thousands)

INVESTMENT INCOME
Dividends                                                              $  4,583
Interest                                                                  1,188
                                                                       --------
                                                                          5,771
EXPENSES
Management fee                                           $  3,981
Service fee -- Class A                                        470
Service fee -- Class B                                        654
Service fee -- Class C                                         76
Distribution fee -- Class B                                 1,974
Distribution fee -- Class C                                   230
Transfer agent fee                                          1,766
Bookkeeping fee                                               184
Trustees fee                                                   28
Custodian fee                                                  15
Audit fee                                                      46
Legal fee                                                      12
Registration fee                                               62
Reports to shareholders                                        57
Other                                                          35         9,590
                                                         --------      --------
Net Investment Loss                                                      (3,819)
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain                                                        83,353
Net change in unrealized appreciation/depreciation
  during the period                                                     (55,231)
                                                                       --------
Net Gain                                                                 28,122
                                                                       --------
Increase in Net Assets from Operations                                 $ 24,303
                                                                       ========

See notes to financial statements.

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(in thousands)
                                                           YEAR ENDED JUNE 30,
                                                        -----------------------
INCREASE (DECREASE) IN NET ASSETS                          2000          1999
-------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                      $ (3,819)     $ (6,586)
Net realized gain (loss)                                   83,353       (65,105)
Net change in unrealized appreciation/depreciation        (55,231)      (41,618)
                                                         --------      --------
    Net Increase (Decrease) from Operations                24,303      (113,309)

FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                       537,839       351,785
Value of distributions reinvested -- Class A                 --            --
Cost of shares repurchased -- Class A                    (670,602)     (432,118)
                                                         --------      --------
                                                         (132,763)      (80,333)
                                                         --------      --------
Receipts for shares sold -- Class B                        35,147       113,872
Value of distributions reinvested -- Class B                 --            --
Cost of shares repurchased -- Class B                    (117,449)     (127,575)
                                                         --------      --------
                                                          (82,302)      (13,703)
                                                         --------      --------
Receipts for shares sold -- Class C                         4,910        17,714
Value of distributions reinvested -- Class C                 --            --
Cost of shares repurchased -- Class C                     (14,998)      (15,229)
                                                         --------      --------
                                                          (10,088)        2,485
                                                         --------      --------
Receipts for shares sold -- Class Z                         4,497         9,145
Value of distributions reinvested -- Class Z                 --            --
Cost of shares repurchased -- Class Z                      (5,569)       (3,444)
                                                         --------      --------
                                                           (1,072)        5,701
                                                         --------      --------
    Net Decrease from Fund Share Transactions            (226,225)      (85,850)
                                                         --------      --------
    Total Decrease                                       (201,922)     (199,159)

NET ASSETS
Beginning of period                                       618,329       817,488
                                                         --------      --------
End of period (net of overdistributed net
  investment income of $26 and $20,
  respectively)                                          $416,407      $618,329
                                                         --------      --------
NUMBER OF FUND SHARES
Sold -- Class A                                            17,578        12,703
Issued for distributions reinvested -- Class A               --            --
Repurchased -- Class A                                    (21,985)      (15,776)
                                                         --------      --------
                                                           (4,407)       (3,073)
                                                         --------      --------
Sold -- Class B                                             1,238         4,179
Issued for distributions reinvested -- Class B               --            --
Repurchased -- Class B                                     (4,127)       (4,850)
                                                         --------      --------
                                                           (2,889)         (671)
                                                         --------      --------
Sold -- Class C                                               168           629
Issued for distributions reinvested -- Class C               --            --
Repurchased -- Class C                                       (514)         (561)
                                                         --------      --------
                                                             (346)           68
                                                         --------      --------
Sold -- Class Z                                               148           319
Issued for distributions reinvested -- Class Z               --            --
Repurchased -- Class Z                                       (182)         (122)
                                                         --------      --------
                                                              (34)          197
                                                         --------      --------

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Liberty Small Cap Value Fund, (formerly Colonial Small Cap Value Fund) (the
Fund), a series of Liberty Funds Trust VI, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek long-term growth by investing primarily in smaller capitalization equities. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000 Class B shares will convert to Class A shares as follows:

         Original purchase          Converts to Class A shares
         -----------------          --------------------------
Less than $250,000                            8 years
$250,000 to less than $500,000                4 years
$500,000 to less than $1,000,000              3 years

Class C shares are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND
FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B, and Class C net investment income per share data reflects the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER
Corporate actions are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus a percentage annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.236% of the Fund's average net assets and receives reimbursement for certain out-of- pocket expenses, through December 31, 1999.

Effective January 1, 2000, the Transfer Agent fee was changed to a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended June 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $788,425 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $57,396, $1,930,956, and $12,986 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class C shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the year ended June 30, 2000, purchases and sales of investments, other than short-term obligations, were $374,420,730 and $601,326,612, respectively.

Unrealized appreciation (depreciation) at June 30, 2000, based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                                $72,110,929
  Gross unrealized depreciation                                 45,343,019
                                                               -----------
    Net unrealized appreciation                                $26,767,910
                                                               ===========

OTHER
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended June 30, 2000.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                           YEAR ENDED JUNE 30, 2000
                                                  ---------------------------------------------------------------------------
                                                    CLASS A               CLASS B               CLASS C             CLASS Z
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 30.360              $ 28.780              $29.590             $30.700
                                                      --------              --------              -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                 (0.097)               (0.308)              (0.316)             (0.024)
Net realized and unrealized gain                         2.297                 2.168                2.226               2.334
                                                      --------              --------              -------             -------
    Total from Investment Operations                     2.200                 1.860                1.910               2.310
                                                      --------              --------              -------             -------
NET ASSET VALUE, END OF PERIOD                        $ 32.560              $ 30.640              $31.500             $33.010
                                                      ========              ========              =======             =======
Total return (b)                                         7.25%                 6.46%                6.45%               7.52%
                                                      ========              ========              =======             =======

RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                             1.49%                 2.24%                2.24%               1.24%
Net investment loss (c)                                (0.33)%               (1.08)%              (1.08)%             (0.08)%
Portfolio turnover                                         77%                   77%                  77%                 77%
Net assets at end of period (000)                     $138,969              $238,607              $27,400             $11,431

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
                                                                             YEAR ENDED JUNE 30, 1999
                                                    -------------------------------------------------------------------------
                                                      CLASS A               CLASS B               CLASS C             CLASS Z
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 34.210              $ 32.670              $33.590             $34.490
                                                      --------              --------              -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                 (0.161)               (0.359)              (0.367)             (0.090)
Net realized and unrealized loss                        (3.689)               (3.531)              (3.633)             (3.700)
                                                      --------              --------              -------             -------
    Total from Investment Operations                    (3.850)               (3.890)              (4.000)             (3.790)
                                                      --------              --------              -------             -------
NET ASSET VALUE, END OF PERIOD                        $ 30.360              $ 28.780              $29.590             $30.700
                                                      ========              ========              =======             =======
Total return (b)                                      (11.25)%              (11.91)%             (11.91)%            (10.99)%
                                                      ========              ========              =======             =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                             1.49%                 2.24%                2.24%               1.24%
Net investment loss (c)                                (0.57)%               (1.32)%              (1.32)%             (0.32)%
Portfolio turnover                                         53%                   53%                  53%                 53%
Net assets at end of period (000)                     $263,436              $307,252              $35,987             $11,654

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

-----------------------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION (UNAUDITED)
The Fund designates $19,234,556 of long term capital gains earned during the fiscal year ended June 30, 2000.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                           YEAR ENDED JUNE 30, 1998
                                                    -------------------------------------------------------------------------
                                                    CLASS A               CLASS B               CLASS C             CLASS Z
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 30.570              $ 29.490              $30.240             $30.740
                                                      --------              --------              -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                 (0.096)               (0.338)              (0.348)             (0.010)
Net realized and unrealized gain                         5.786                 5.568                5.748               5.810
                                                      --------              --------              -------             -------
    Total from Investment Operations                     5.690                 5.230                5.400               5.800
                                                      --------              --------              -------             -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                 (2.025)               (2.025)              (2.025)             (2.023)
In excess of net realized gains                         (0.025)               (0.025)              (0.025)             (0.027)
                                                      --------              --------              -------             -------
    Total Distributions Declared to Shareholders        (2.050)               (2.050)              (2.050)             (2.050)
                                                      --------              --------              -------             -------
NET ASSET VALUE, END OF PERIOD                        $ 34.210              $ 32.670              $33.590             $34.490
                                                      ========              ========              =======             =======
Total return (b)                                        18.95%                18.05%               18.17%              19.21%
                                                      ========              ========              =======             =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                             1.42%                 2.17%                2.17%               1.17%
Net investment loss (c)                                (0.28)%               (1.03)%              (1.03)%             (0.03)%
Portfolio turnover                                         35%                   35%                  35%                 35%
Net assets at end of period (000)                     $401,929              $370,699              $38,562             $ 6,298

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                           YEAR ENDED JUNE 30, 1997
                                                    -------------------------------------------------------------------------
                                                    CLASS A               CLASS B               CLASS C  (b)        CLASS Z
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 26.480              $ 25.770              $26.400             $26.550
                                                  ------------          ------------          -----------          ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                                 (0.003)               (0.199)              (0.208)              0.065
Net realized and unrealized gain                         5.073                 4.899                5.028               5.105
                                                  ------------          ------------          -----------          ----------
    Total from Investment Operations                     5.070                 4.700                4.820               5.170
                                                  ------------          ------------          -----------          ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                 (0.980)               (0.980)              (0.980)             (0.980)
                                                  ------------          ------------          -----------          ----------
NET ASSET VALUE, END OF PERIOD                        $ 30.570              $ 29.490              $30.240             $30.740
                                                  ------------          ------------          -----------          ----------
Total return (c)                                        19.54%                18.63%               18.64%              19.87%
                                                  ------------          ------------          -----------          ----------

RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                             1.32%                 2.07%                2.07%               1.07%
Net investment loss (d)                                (0.01)%               (0.76)%              (0.76)%               0.24%
Portfolio turnover                                         54%                   54%                  54%                 54%
Net assets at end of period (000)                     $131,151              $178,234              $ 8,194             $ 4,825

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class D shares were redesignated Class C shares on July 1, 1997.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                           YEAR ENDED JUNE 30, 1996
                                                      ------------------------------------------------------------------------
                                                      CLASS A               CLASS B               CLASS C(b)         CLASS Z(c)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 22.260              $ 21.840              $22.550             $24.790
                                                      --------              --------              -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)                         0.036                (0.147)              (0.072)              0.096
Net realized and unrealized gain                         5.479                 5.372                3.922               2.959
                                                      --------              --------              -------             -------
    Total from Investment Operations                     5.515                 5.225                3.850               3.055
                                                      --------              --------              -------             -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                 (1.295)               (1.295)               --                 (1.295)
                                                      --------              --------              -------             -------
NET ASSET VALUE, END OF PERIOD                        $ 26.480              $ 25.770              $26.400             $26.550
                                                      ========              ========              =======             =======
Total return (d)                                        25.31%                24.44%               17.07%(f)           12.81%(e)
                                                      ========              ========              =======             =======
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                             1.38%                 2.13%                2.15%(h)            1.13%(g)
Net investment income (loss) (f)                         0.15%               (0.60)%              (0.54)%(h)            0.41%(g)
Portfolio turnover                                         46%                   46%                  46%                 46%
Net assets at end of period (000)                      $89,924               $96,158              $ 2,585             $ 3,616

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class C shares were initially offered on January 15, 1996. Per share data reflects activity from that date.
(c) Class Z shares were initially offered on January 31, 1996. Per share data reflects activity from that date.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST VI
AND THE SHAREHOLDERS OF LIBERTY SMALL CAP VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Liberty Small Cap Value Fund (formerly Colonial Small Cap Value Fund) (the "Fund") (a series of Liberty Funds Trust VI) at June 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 10, 2000

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Parners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Small Cap Value Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Small Cap Value Fund . This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Funds and with the most recent copy of the Liberty Funds' Performance Update.


ANNUAL REPORT:
LIBERTY SMALL CAP VALUE FUND

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
L I B E R T Y
---------------
      F U N D S
--------------------------------------------------------------------------------

ALL-STAR       INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

COLONIAL       FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

CRABBE         A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.
HUSON

NEWPORT        A LEADER IN INTERNATIONAL INVESTING.(SM)

STEIN ROE      SOLUTIONS FOR GROWTH AND INCOME INVESTING.
ADVISOR

KEYPORT        A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.
[GRAPHIC
 OMITTED]
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------
LIBERTY SMALL CAP VALUE FUND   ANNUAL REPORT
--------------------------------------------

[logo] L I B E R T Y
       ---------------
             F U N D S

ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR



                                                769-02/252C-0700 (8/00) 00/1370